--------------------------------------------------------------------------------



                               SEMI-ANNUAL REPORT



 ===============================================================================


                                The Everest Funds


 ===============================================================================




                                  Everest3 Fund



                                 April 30, 2002


--------------------------------------------------------------------------------




                                TABLE OF CONTENTS



                                                                            Page
Shareholder Letter.............................................................1

Performance Summary............................................................2

Schedule of Investments........................................................3

Statements of Assets and Liabilities...........................................4

Statements of Operations.......................................................5

Statements of Changes in Net Assets............................................6

Financial Highlights...........................................................7

Notes to the Financial Statements...........................................8-10



                               NOTICE TO INVESTORS



Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, nor are they insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. An investment in the Fund involves risk, including possible loss of principal, due to fluctuation in the Fund's net asset value.


--------------------------------------------------------------------------------


May 17, 2002

Dear Fellow Shareholders:

We concluded our first six months of the new fiscal year having come through some tough times. Our strategy is to continue our present course of action.

The Everest3 Fund is a combination of the three most popular exchange traded funds--Dow Jones Industrials, S & P 500, and NASDAQ 100. Our fund performance mostly tracks with the blended performance of the overall equity markets.

The SPDR remains our largest holding in the Everest3 Fund. Results for the fund and comparable benchmarks are presented below.

------------------ ------------ ------------ ------------ ---------------
Total Return with  Three months  Six months    One year   Since Inception
   Dividends       (02/01/02 to (11/01/01 to (05/01/01 to  (12/01/00 to
                    04/30/02)     04/30/02)   (04/30/02)     04/30/02)
------------------ ------------ ------------ ------------ ---------------
Everest3             - 5.68%         1.17%     -14.30%        -21.49%
------------------ ------------ ------------ ------------ ---------------
DJIA                  0.68%        10.59%       -5.67%        - 2.20%
S & P 500             -4.41%         2.31%     -12.63%        -16.59%
NASDAQ 100           -17.60%       - 6.40%     -31.12%        -49.01%
------------------ ------------ ------------ ------------ ---------------


It was a pleasure to meet those of you who were able to join us for our open house in March. We hope you enjoyed meeting some of the people behind the Everest Funds. In closing, allow us to thank all of our shareholders for your continued support. Together we are building your financial future.

Sincerely,


/s/ Vinod Gupta                             /s/Thoams Pflug
Vinod Gupta, Chairman                       Thomas Pflug, President
Everest Funds                               Pflug Koory, LLC

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Please refer to the "Schedule of Investments" for further information regarding fund holdings. Current performance information can be obtained by visiting our website at www.everestfund.com. Fund holdings and sector weightings are subject to change at any time and are not recommendations to buy or sell any security.

The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market(R) based on market capitalization. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

This material is authorized for use only when preceded or accompanied by an effective prospectus which contains more complete information about the Everest Funds, including risks, fees and expenses. Please read the prospectus carefully before you invest or send money.

Distributed by Quasar Distributors, LLC
6/02


================================================================================
Everest3 Fund
================================================================================

PERFORMANCE SUMMARY


                        Dow Jones Industrial
        EVEREST3 FUND       Avg (INDU)         NASDAQ 100 (NDX)  S & P 500 (SPX)
        ------------------------------------------------------------------------

 12/1/00    10,000          10,000               10,000             10,000
12/31/00     9,760          10,366                9,342             10,049
 1/31/01    10,210          10,472               10,345             10,406
 2/28/01     9,110          10,118                7,614              9,457
 3/31/01     8,361           9,532                6,278              8,857
 4/30/01     9,161          10,367                7,403              9,545
 5/31/01     9,191          10,564                7,183              9,609
 6/30/01     9,070          10,173                7,304              9,376
 7/31/01     8,850          10,205                6,719              9,284
 8/31/01     8,220           9,675                5,866              8,703
 9/30/01     7,470           8,611                4,663              8,000
10/31/01     7,760           8,842                5,448              8,152
11/30/01     8,380           9,626                6,371              8,778
12/31/01     8,394           9,802                6,295              8,855
 1/31/02     8,323           9,714                6,188              8,726
 2/28/02     8,092           9,919                5,427              8,558
 3/31/02     8,383          10,220                5,800              8,880
 4/30/02     7,851           9,780                5,099              8,341

                               RATE OF RETURN (%)
                       FOR THE PERIOD ENDED APRIL 30, 2002

                                       Six Months          Annualized
                                         Ended          Since Inception
Total Return                         April 30, 2002     December 1, 2000
-----------------------------------------------------------------------------

Everest3 Fund                            1.17%              -15.76%
Dow Jones Industrial Average (INDU)      10.59%              -1.57%
S & P 500 (SPX)                          2.31%              -12.06%
Nasdaq 100 (NDX)                         -6.40%             -37.96%

-----------------------------------------------------------------------------

This chart illustrates the performance of a hypothetical $10,000 investment made on December 1, 2000 (inception) for the Everest3 Fund and the Dow Jones Industrial Average, the S&P 500 Index, and the NASDAQ 100. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ 100 Index is a modified capitalization-weighted index of the 100 largest and most actively traded non-financial domestic and international issues listed on the NASDAQ Stock Market (R) based on market capitalization. Returns shown include reinvestment of all dividends and capital gains. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.




                                  Everest3 Fund
                  Schedule of Investments as of April 30, 2002
                                   (Unaudited)
--------------------------------------------------------------------------------
Unit Investment Trusts - 98.8%                        Shares      Market Value
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS

DIAMONDS Trust, Series 1                                 18,100    $ 1,800,769
Nasdaq-100 Index Tracking Stock *                        29,430        933,814
SPDR Trust Series 1                                      18,305      1,974,377
-------------------------------------------------------------------------------
Total Unit Investment Trusts (Cost $5,483,022)                       4,708,960
-------------------------------------------------------------------------------
                                                      Principal
Short-Term Investments -  1.4%                           Amount
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

VARIABLE RATE DEMAND NOTES(1) - %

American Family Financial Services Inc., 1.433%          24,041         24,041
Wisconsin Corporate Central Credit Union, 1.520%         27,835         27,835
Wisconsin Electric Power Company, 1.432%                 16,385         16,385

-------------------------------------------------------------------------------
Total Short-Term Investments (Cost $68,261)                             68,261
-------------------------------------------------------------------------------
Total Investments (Cost $5,551,283) -  100.2%                        4,777,221
-------------------------------------------------------------------------------

Liabilities less other Assets -  (0.2)%                                (10,986)
-------------------------------------------------------------------------------

Total Net Assets - 100.0%                                           $4,766,235

*    Non-income producing security.

(1) Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed above are as of April 30, 2002.


                     See Notes to the Financial Statements.


The Everest Funds
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2002 (Unaudited)

ASSETS:                                                           Everest3 Fund
                                                                     -----------
      Investments, at fair value (cost $5,551,283)                   $4,777,221
      Cash                                                                6,059
      Dividends and Interest receivable                                   1,679
      Receivable from Investment Adviser                                 23,796
      Other assets                                                       10,200
                                                                     -----------
         Total Assets                                                 4,818,955
                                                                     -----------

LIABILITIES:
      Accrued expenses                                                   52,720
                                                                     -----------
         Total Liabilities                                               52,720
                                                                     -----------

NET ASSETS                                                           $4,766,235
                                                                     ===========

NET ASSETS CONSIST OF:
      Capital stock                                                  $5,533,970
      Net unrealized depreciation on investments                      (774,062)
      Accumulated undistributed net realized loss on investments sold     (459)
      Undistributed net investment income                                 6,786
                                                                     -----------
         Total Net Assets                                            $4,766,235
                                                                     ===========

      Shares Outstanding (No par value, unlimited shares authorized)    610,498

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING                       -----------
PRICE PER SHARE                                                           $7.81
                                                                     ===========


                     See Notes to the Financial Statements.


The Everest Funds
STATEMENTS OF OPERATIONS
April 30, 2002 (Unaudited)

INVESTMENT INCOME:                                                Everest3 Fund
                                                                     ----------
      Dividend income                                                  $29,274
      Interest income                                                    2,093
                                                                     ----------
          Total investment income                                       31,367
                                                                     ----------
EXPENSES:
      Investment advisory fee                                           12,518
      Custodian and fund accounting fees                                13,920
      Transfer agent and shareholder services fee                       13,361
      Professional fees                                                  9,336
      Distribution expense                                               6,259
      Administration fees                                               22,591
      Printing and mailing expense                                       1,550
      Registration fees                                                  4,823
      Trustee fees and expenses                                            262
      Insurance expense                                                  2,248
                                                                     ----------
          Total expenses before waiver and reimbursement                86,868
          Less: Waiver of expenses and reimbursement from Adviser     (68,091)
                                                                     ----------
             Net expenses                                               18,777
                                                                     ----------

NET INVESTMENT INCOME                                                   12,590
                                                                     ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized loss on investment transactions                       (385)
      Change in unrealized appreciation (depreciation) on investments   43,915
                                                                     ----------
          Net realized and unrealized gain on investments               43,530
                                                                     ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $56,120
                                                                     ==========

                     See Notes to the Financial Statements.


The Everest Funds
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Everest3 Fund
                                                                --------------------------------

                                                                                  For the period
                                                                 Six Months        December 1,
                                                                 Ended April         2000 (1)
                                                                  30, 2002          to October
                                                                 (Unaudited)         31, 2001
                                                                --------------     ------------
OPERATIONS:
      Net investment income                                           $12,590         $ 20,503
      Net realized loss on investment transactions                      (385)             (75)
      Change in unrealized appreciation (depreciation) on
      investments                                                      43,915        (817,977)
                                                                --------------     ------------
          Net increase (decrease) in net assets resulting from
          operations                                                   56,120        (797,549)
                                                                --------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income                                          (26,319)                -
                                                                --------------     ------------

CAPITAL SHARE TRANSACTIONS:
      Shares sold                                                      23,445        5,405,484
      Reinvestment of dividends                                        26,319                -
      Shares redeemed                                                (21,190)             (75)
                                                                --------------     ------------
          Net increase in net assets resulting from capital
          share transactions                                           28,574        5,405,409
                                                                --------------     ------------

TOTAL INCREASE IN NET ASSETS                                           58,375        4,607,860

NET ASSETS:
      Beginning of period                                           4,707,860          100,000
                                                                --------------     ------------
      End of period (including undistributed net investment
      income of $6,786 and $20,515, respectively)                  $4,766,235      $ 4,707,860
                                                                ==============     ============
             (1) Commencement of Operations

             See Notes to the Financial Statements.




The Everest Funds
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of beneficial interest outstanding throughout the period

                                                             Everest3 Fund

                                                  Six Months Ended  For the period
                                                   April 30, 2002   December 1, 2000(1)
                                                    (Unaudited)     to October 31, 2001
                                                    -------------   ---------------
PER SHARE DATA:
 Net asset value, beginning of period                       $7.76           $10.00
 Income from investment operations:
     Net investment income                                   0.02             0.03
     Net realized and unrealized loss on investments         0.07            (2.27)
                                                      ------------    ------------
        Total from investment operations                     0.09            (2.24)
 Less distributions:
     Dividends from net investment income
                                                           (0.04)                -
     Distributions from net realized gains
                                                                -                -
                                                      ------------     -----------
        Total distributions
                                                           (0.04)                -
                                                      ------------      ----------
 Net asset value, end of period                             $7.81            $7.76
                                                      ============      ==========

TOTAL RETURN                                                 1.17%         (22.40%) (2)

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period                   $4,766           $4,708

  Ratio of net expenses to average net assets (3)(4)         0.75%            0.50%

  Ratio of net investment income to average net assets       0.50%            0.83%
  (3)(4)

  Portfolio turnover rate                                     0.0%             0.0%

(1)  Commencement of Operations.
(2)  Not annualized.
(3)  Computed on an annualized basis.
(4) Without expense reimbursements of $68,091 and $143,951 for the periods ended April 30, 2002 and October 31, 2001 the ratio of expenses to average net assets would have been 3.47% and 6.32%, respectively, and the ratio of net investment loss to average net assets would have been (2.22)% and (4.99)%, respectively.


                     See Notes to the Financial Statements.


The Everest Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

1.       Organization

Everest Funds (the "Trust") is an open-end management investment company created as a Delaware business trust on August 11, 2000 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers two non-diversified portfolios to investors, the Everest3 Fund (the "Fund") and the Everest America Fund (collectively the "Funds").

The investment objective of the Everest3 Fund is long-term capital growth through investing in shares of exchange traded funds ("ETFs"). The Everest3 Fund invests primarily in Standard & Poor's Depositary Receipts(R), or "SPDRs"(R) (sometimes called "Spiders"); in DIAMONDSSM; and in Nasdaq-100 SharesSM, or "QQQs" (sometimes called "Cubes," "Qubes" or "Qs"). SPDRs, DIAMONDS, and QQQs are shares in ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index(R) (the "S&P 500(R) Index"), the Dow Jones Industrial AverageSM, and the Nasdaq-100 Index(R), respectively. The Fund commenced operations on December 1, 2000.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").

a) Investment Valuation - Securities listed on a U.S. securities exchange or for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. ETFs listed on a U.S. securities exchange are listed at their net asset value. Securities traded on a U.S. securities exchange for which there were no transactions on a given day are valued at the average of the most recent bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by Everest Funds Management, LLC (the "Adviser") in accordance with policies approved by the Fund's Board of Trustees. Debt securities maturing within 60 days or less are valued by the amortized cost method, which approximates market value.

b) Distributions to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and/or characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.

c) Federal Income and Excise Taxes - The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains, if any, to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

d) Securities Transactions and Investment Income - Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security in determining the cost basis of debt securities.

e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and use assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3.       Capital Share Transactions

Share transactions were as follows:

Everest3 Fund
                                                        Period Ended
                                                        April 30, 2002
                                                    Amount              Shares
  Shares sold                                     $     23,445           2,761
  Shares reinvested                                     26,319           3,152
  Shares redeemed                                      (21,190)         (2,483)
                                                   -----------       ----------
  Net increase                                    $     28,574           3,430
                                                  ==============     ==========

  Shares outstanding:
       Beginning of period                                             607,068
                                                                     ----------
       End of period                                                   610,498
                                                                     ==========

                                                       Period Ended
                                                     October 31, 2001

                                                    Amount              Shares
  Shares sold                                    $ 5,405,484            597,078
  Shares reinvested                                        -                  -
  Shares redeemed                                       ( 75)               (10)
                                              ---------------       ------------
  Net increase                                   $ 5,405,409            597,068
                                              ================      ============

  Shares outstanding:
       Beginning of period                                               10,000
                                                                    ------------
       End of period                                                    607,068
                                                                    ============

4.       Investment Transactions

Purchases and sales of investments, excluding short-term investments, for the period ended April 30, 2002 were as follows:

                                                     Everest3
Purchases                                            $938,105
Sales                                                $      -

There were no purchases or sales of long-term U.S. government securities by the Fund.

At April 30, 2002, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

Everest3
         Unrealized appreciation                                      $16,880
         Unrealized depreciation                                     (790,942)
                                                                    ----------
                  Net unrealized depreciation on investments        ($774,062)
                                                                    ==========


At April 30, 2002, the cost of investments for federal income tax purposes for the Everest3 Fund was $5,551,283.

5.       Investment Advisory and Other Agreements

The Trust has an agreement with Everest Funds Management, LLC (the "Adviser"), with whom certain officers and trustees of the Fund are affiliated, to furnish investment advisory services to the Fund. Under the terms of the agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.50% of the Everest3 Fund's average daily net assets. The Adviser has voluntarily agreed to waive its fees and/or reimburse expenses to the extent that the Fund's total annual fund operating expenses for the period ended April 30, 2002 exceed 0.75% of the Everest3 Fund's average daily net assets on an annual basis. During the period ended April 30, 2002, the Adviser reimbursed the Everest3 Fund $68,091.

The Adviser has entered into a sub-advisory agreement with Pflug Koory, LLC, to assist in the day-to-day management and to provide other advisory services to the Fund. In exchange for its services, the sub-adviser is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 0.15% of the average daily net assets of the Everest3 Fund. The sub-adviser fees are paid directly by the Adviser out of the Adviser's annual advisory fees.

The Funds have adopted Service and Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Funds' average daily net assets. Amounts paid under the Plans by the Funds may be spent by the Funds on any activities or expenses primarily intended to result in the sale of share of the Funds, including but not limited to, advertising, compensation for sales and marketing activities of financial institutions and others such as dealers and distributors, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders and the printing and mailing of sales literature. The Everest3 Fund incurred $6,259 pursuant to the Plans for the six months ended April 30, 2002.

U.S. Bancorp Funds Services, LLC, a wholly-owned subsidiary of U.S. Bank, N.A., serves as transfer agent, fund administrator and fund accountant for the Trust. U.S. Bank, N.A. serves as custodian for the Fund. The Everest3 Fund is distributed by Quasar Distributors, LLC, a member of the NASD.